Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 44,085,374	$ 35,839,268	$ 89,593
Direct costs	(10,202,465)	(9,607,360)	(2,295,809)
GROSS PROFIT / ( LOSS )	33,882,909	26,231,908	(2,206,216)
Listing expenses	(101,773,877)
General and administrative expenses	(2,608,984)	(2,029,260)	(574,266)
Finance costs	(5,730,535)	(6,951,923)	(966,926)
Changes in fair value of derivative financial instruments	(328,176)	(1,190,073)
(LOSS) PROFIT AND TOTAL COMPREHENSIVE (LOSS) INCOME FOR THE YEAR	$ (76,558,663)	$ 16,060,652	$ (3,747,408)
Basic and diluted (loss) / earnings per share	$ (0.95)	$ 0.20	$ (0.05)